Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Sharebased Payment Arrangements Abstract
Schedule of recognized a share based charge
	Year ended December 31 2022	Year ended December 31 2021	Year ended December 31 2020
	£’000	£’000	£’000

Incentive Equity Plan	44,312	13,599	-
SAYE	184	-	-
EMI prior to the Transaction	-	73	182
Unapproved prior to the Transaction	-	29,096	3,577
Modification at the Transaction	-	1,103	-

	44,496	43,871	3,759

Schedule of options were granted
Scheme	Number	Grant date	Expiry date

Incentive Equity Plan	2,295,099	01/01/2022	01/01/2032
Incentive Equity Plan	1,269,100	01/04/2022	01/04/2032
Incentive Equity Plan	1,087,250	01/07/2022	01/07/2032
Incentive Equity Plan	427,300	01/10/2022	01/10/2032
Incentive Equity Plan – Directors	3,933,339	01/10/2022	01/10/2032
SAYE	1,496,903	26/01/2022	31/08/2025

Total 2022	10,508,991

Unapproved prior to the Transaction	469,000	01/01/2021	01/01/2031
Unapproved prior to the Transaction	2,023,516	01/04/2021	01/04/2031
Incentive Equity Plan	23,915,248	01/10/2021	01/10/2031

Total 2021	26,407,764

Schedule of reconciles the share options outstanding
	EMI	Unapproved	Incentive Equity Plan	SAYE
	Number of options	Number of options	Number of options	Number of options
At December 31, 2020	4,683,683	8,121,393	-	-

Granted prior to the Transaction	-	2,492,516	-	-
Forfeited prior to the Transaction	(66,413)	(579,713)	-	-
Cash settled at the Transaction	(34,690)	(44,114)	-	-
Replacements at the Transaction[1]	(4,582,580)	(9,990,082)	50,347,491	-
Granted after the Transaction	-	-	23,915,248	-
At December 31, 2021	-	-	74,262,739	-

Granted during the year	-	-	9,012,088	1,496,903
Exercised during the year	-	-	(9,513,868)	-
Forfeited during the year	-	-	(10,732,364)	(884,823)
Expired during the year	-	-	(599,238)	-
At December 31, 2022	-	-	62,429,357	612,080

[1]	The replacement options granted at the Transaction reflect the exchange ratio established in the Business Combination Agreement. Refer to Note 1 for further details.

Schedule of the determination of fair value of options granted
	Incentive Equity Plan	Incentive Equity Plan – Executive Directors	SAYE

Valuation method	N/A1	Monte-Carlo	Black-Scholes
Exercise price	£nil	£nil	£3.60
Expected volatility	N/A	98%	53%
Dividend yield	Nil	Nil	Nil
Risk free interest rate	N/A	4.2%	1.2%
Fair value per share	£0.40 - £4.46	£0.31	£0.98

[1]	Considering that the Incentive Equity Plan awards vest over time without any further restrictions, the fair value is equal to the Company’s closing stock price as of the grant date.

	Unapproved	Incentive Equity Plan	Incentive Equity Plan – Executive Directors

Valuation method	Monte-Carlo	N/A	Monte-Carlo
Exercise price	£nil	£nil	£nil
Expected volatility	50%	N/A	53%
Dividend yield	Nil	Nil	Nil
Risk free interest rate	0.0%	N/A	1.2%
Fair value per share	£8.27 - £23.74	£5.33	£2.93